Loans, financing and debentures - Relevant transactions entered into during the period (Details) R$ in Thousands, $ in Thousands	Apr. 30, 2024 USD ($)	Apr. 30, 2024 BRL (R$)	Mar. 28, 2024 BRL (R$)	Feb. 15, 2024 USD ($)	Feb. 15, 2024 BRL (R$)	Aug. 25, 2023	May 21, 2025	Jun. 27, 2024 BRL (R$)	Jun. 21, 2024 USD ($)	Jun. 21, 2024 BRL (R$)	Jun. 05, 2024 USD ($)	Jun. 05, 2024 BRL (R$)	May 29, 2024 BRL (R$)	May 17, 2024 USD ($)	May 17, 2024 BRL (R$)	Feb. 15, 2024 BRL (R$)
Export Prepayment Agreements ("EPP") | February 2029
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities				$ 780,000	R$ 3,897,036
Export Development Canada (“EDC”) [Member] | April 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 125,000	R$ 694,862
Debentures
Disclosure of detailed information about borrowings [line items]
Notional value													R$ 5,900
Debentures | May 2035 and May 2036
Disclosure of detailed information about borrowings [line items]
Notional value													900
Advance of exchange contract (ACC) | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity									$ 35,000	R$ 194,561
Advance of exchange contract (ACC) | May 2024
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity														$ 100,000	R$ 555,890
Advance of exchange contract (ACC) | May 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							6.54%							6.46%	6.46%
SOFR
Disclosure of detailed information about borrowings [line items]
Notional value				$ 620,000												R$ 3,209,057
Borrowings, adjustment to interest rate basis				1.41%												1.41%
SOFR | February 2029
Disclosure of detailed information about borrowings [line items]
Floating rate increasing annually until maturity				0.05%	0.05%
SOFR | Export Prepayment Agreements ("EPP")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				SOFR + 1.65% p.a (increasing by 0.05% p.a until maturity)	SOFR + 1.65% p.a (increasing by 0.05% p.a until maturity)
SOFR | Export Prepayment Agreements ("EPP") | February 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.65%												1.65%
SOFR | Export Development Canada (“EDC”) [Member] | April 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.74%
Borrowings, interest rate basis						floating rate of SOFR + 1.74%
CDI | Rural Credit Note [Member] | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			100.00%
Borrowings, interest rate basis			post-fixed interest rate of 100% of the CDI
CDI | Debentures | May 2031 and May 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Notional value													R$ 1,000
Borrowings, adjustment to interest rate basis													0.80%
CDI | Debentures | May 2033 and May 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Notional value													R$ 4,000
Borrowings, adjustment to interest rate basis													1.00%
IPCA + | Debentures | May 2035 and May 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis													6.11%
BNDES | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity								R$ 65,000
BNDES | December 2043 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								1.75%
Banco Safra | Rural Credit Note [Member] | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity			R$ 200,000
BNP Bank [Member] | Advance of exchange contract (ACC) | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity											$ 15,000	R$ 83,383